Exhibit 99
Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	January 2013
Payment Date	2/15/2013
Transaction Month	7
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,639,734,292.80	75,170	56.17 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$366,700,000.00	0.27214%	August 15, 2013
Class A-2 Notes	$497,600,000.00	0.470%	April 15, 2015
Class A-3 Notes	$502,000,000.00	0.580%	December 15, 2016
Class A-4 Notes	$133,250,000.00	0.790%	November 15, 2017
Class B Notes	$47,350,000.00	1.270%	December 15, 2017
Class C Notes	$31,570,000.00	1.690%	April 15, 2018
Class D Notes	$31,570,000.00	2.430%	January 15, 2019
Total	$1,610,040,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,965,058.62

Principal:
Principal Collections	$27,615,263.59
Prepayments in Full	$18,052,624.70
Liquidation Proceeds	$739,269.89
Recoveries	$2,262.94
Sub Total	$46,409,421.12
Collections	$51,374,479.74

Purchase Amounts:
Purchase Amounts Related to Principal	$102,403.11
Purchase Amounts Related to Interest	$533.65
Sub Total	$102,936.76

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$51,477,416.50

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	January 2013
Payment Date	2/15/2013
Transaction Month	7
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$51,477,416.50
Servicing Fee	$1,064,990.04	$1,064,990.04	$0.00	$0.00	$50,412,426.46
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$50,412,426.46
Interest - Class A-2 Notes	$188,874.20	$188,874.20	$0.00	$0.00	$50,223,552.26
Interest - Class A-3 Notes	$242,633.33	$242,633.33	$0.00	$0.00	$49,980,918.93
Interest - Class A-4 Notes	$87,722.92	$87,722.92	$0.00	$0.00	$49,893,196.01
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$49,893,196.01
Interest - Class B Notes	$50,112.08	$50,112.08	$0.00	$0.00	$49,843,083.93
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$49,843,083.93
Interest - Class C Notes	$44,461.08	$44,461.08	$0.00	$0.00	$49,798,622.85
Third Priority Principal Payment	$12,515,494.05	$12,515,494.05	$0.00	$0.00	$37,283,128.80
Interest - Class D Notes	$63,929.25	$63,929.25	$0.00	$0.00	$37,219,199.55
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$37,219,199.55
Regular Principal Payment	$41,836,229.72	$37,219,199.55	$0.00	$0.00	$0.00
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residuel Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$51,477,416.50

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$12,515,494.05
Regular Principal Payment					$37,219,199.55
Total					$49,734,693.60
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$49,734,693.60	$99.95	$188,874.20	$0.38	$49,923,567.80	$100.33
Class A-3 Notes	$0.00	$0.00	$242,633.33	$0.48	$242,633.33	$0.48
Class A-4 Notes	$0.00	$0.00	$87,722.92	$0.66	$87,722.92	$0.66
Class B Notes	$0.00	$0.00	$50,112.08	$1.06	$50,112.08	$1.06
Class C Notes	$0.00	$0.00	$44,461.08	$1.41	$44,461.08	$1.41
Class D Notes	$0.00	$0.00	$63,929.25	$2.03	$63,929.25	$2.03
Total	$49,734,693.60	$30.89	$677,732.86	$0.42	$50,412,426.46	$31.31

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	January 2013
Payment Date	2/15/2013
Transaction Month	7

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$482,231,988.21	0.9691157	$432,497,294.61	0.8691666
Class A-3 Notes	$502,000,000.00	1.0000000	$502,000,000.00	1.0000000
Class A-4 Notes	$133,250,000.00	1.0000000	$133,250,000.00	1.0000000
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$1,227,971,988.21	0.7626966	$1,178,237,294.61	0.7318062

Pool Information
Weighted Average APR	4.471%	4.463%
Weighted Average Remaining Term	51.16	50.34
Number of Receivables Outstanding	61,063	59,736
Pool Balance	$1,277,988,045.86	$1,230,993,411.72
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,228,981,561.25	$1,183,886,494.16
Pool Factor	0.7793873	0.7507274

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,198,671.46
Targeted Credit Enhancement Amount	$18,464,901.18
Yield Supplement Overcollateralization Amount	$47,106,917.56
Targeted Overcollateralization Amount	$57,373,147.28
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$52,756,117.11

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,198,671.46
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,198,671.46
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,198,671.46

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	January 2013
Payment Date	2/15/2013
Transaction Month	7

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		161	$485,072.85
(Recoveries)		15	$2,262.94
Net Losses for Current Collection Period			$482,809.91
Cumulative Net Losses Last Collection Period			$1,267,430.07
Cumulative Net Losses for all Collection Periods			$1,750,239.98

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.45%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.14%	653	$14,079,746.25
61-90 Days Delinquent	0.11%	58	$1,349,198.82
91-120 Days Delinquent	0.03%	11	$333,673.35
Over 120 Days Delinquent	0.02%	10	$186,439.27
Total Delinquent Receivables	1.30%	732	$15,949,057.69

Repossession Inventory:
Repossessed in the Current Collection Period		51	$1,060,548.09
Total Repossessed Inventory		65	$1,487,987.22

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.2704%
Preceding Collection Period			0.4833%
Current Collection Period			0.4618%
Three Month Average			0.4052%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.0991%
Preceding Collection Period			0.1507%
Current Collection Period			0.1322%
Three Month Average			0.1273%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2013

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer